Capital Stock (Details Narrative) - $ / shares	1 Months Ended
	Sep. 30, 2009	Dec. 31, 2020	Dec. 31, 2019
Capital Stock (Details Narrative)
Common stock shares, authorized		3,000,000,000	3,000,000,000
Common stock shares, issued		95,651,644	95,651,644
Common stock shares, outstanding		95,651,644	95,651,644
Common stock shares, par value		$ 0.001	$ 0.001
Forward stock split	60-for-1